Investment securities - Schedule of All Securities and Other Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IFRS Statement [Line Items]
Investment securities	$ 1,201,930	$ 1,022,131
Gross amount
IFRS Statement [Line Items]
Investment securities	1,203,241	1,023,763
Principal
IFRS Statement [Line Items]
Investment securities	1,189,325	1,011,368
Interest receivable
IFRS Statement [Line Items]
Investment securities	13,916	12,395
Allowance
IFRS Statement [Line Items]
Investment securities	(1,311)	(1,632)
At amortized cost
IFRS Statement [Line Items]
Investment securities	1,102,444	1,010,266
Financial assets	1,090,577	999,544
At amortized cost | Gross amount
IFRS Statement [Line Items]
Investment securities	1,103,755	1,011,898
Financial assets	1,090,577	999,544
At amortized cost | Principal
IFRS Statement [Line Items]
Investment securities	1,090,577	999,544
At amortized cost | Interest receivable
IFRS Statement [Line Items]
Investment securities	13,178	12,354
At amortized cost | Allowance
IFRS Statement [Line Items]
Investment securities	(1,311)	(1,632)
FVOCI
IFRS Statement [Line Items]
Investment securities	99,486	11,865
Financial assets	98,748	11,824
FVOCI | Gross amount
IFRS Statement [Line Items]
Investment securities	99,486	11,865
Financial assets	98,748	11,824
FVOCI | Principal
IFRS Statement [Line Items]
Investment securities	98,748	11,824
FVOCI | Interest receivable
IFRS Statement [Line Items]
Investment securities	738	41
FVOCI | Allowance
IFRS Statement [Line Items]
Investment securities	0	0
Financial assets	$ 23	$ 1